SUBSEQUENT EVENTS (Details) - CIK000178115 Alussa Energy Acquisition Corp - Subsequent event - USD ($)		1 Months Ended
	Feb. 09, 2021	Apr. 06, 2021
Subsequent Events (Details) [Line Items]
Business combination of company liquidation, description	the Company issued an unsecured promissory note to the Sponsor pursuant to the Working Capital Loans agreement as described in Note 6, by which the Company may borrow up to $1,500,000 in the aggregate. The note is non-interest bearing and payable on the earlier to occur of (i) the completion of an initial Business Combination or (ii) liquidation
Borrowed of loans		$ 1,500,000
Convert loans of warrants		1,500,000